Stock-Based Compensation - Schedule of Performance-based awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance Based Restricted Stock Awards and Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service based awards vesting period	3 years
Performance-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	3,918,935	0
Weighted Average Grant-Date Fair Value, Beginning Balance	$ 25.92
Number of Shares, Granted	2,076,340	245,266
Weighted Average Grant-Date Fair Value, Granted	$ 17.48
Number of Shares, Vested	(567,281)
Weighted Average Grant-Date Fair Value, Vested	$ 24.96
Number of Shares, Forfeited	(499,468)
Weighted Average Grant-Date Fair Value, Forfeited	$ 33.54
Number of Shares, Ending Balance	4,928,526	3,918,935	0
Weighted Average Grant-Date Fair Value, Ending Balance	$ 21.71	$ 25.92
Performance Based RSU Of Fair Value		$ 1.7
Performance-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted	246,426	1,412,299	4,033,159
Weighted Average Grant-Date Fair Value, Granted	$ 19.59
Number of Shares, Ending Balance	246,426
Weighted Average Grant-Date Fair Value, Ending Balance	$ 19.59
Performance Based RSU Of Fair Value		$ 15.1	$ 148.0